Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Forward Funds
Prospectus Date	rr_ProspectusDate	May 01, 2014
Supplement [Text Block]	ff_SupplementTextBlock

Forward Funds

Supplement dated October 16, 2014

to the

Summary Prospectus for Investor Class and Institutional Class Shares of the Forward Global

Dividend Fund, Summary Prospectus for Class A and Class C Shares of the Forward Global

Dividend Fund, Forward Funds Investor Class and Institutional Class Prospectus, Forward

Funds Class A, Class B, Class C and Advisor Class Prospectus and Forward Funds Statement of Additional Information

each dated May 1, 2014, as supplemented

The name, investment strategy, and benchmark changes announced in the supplement dated October 1, 2014 for the Forward Global Dividend Fund (the “October 1st Supplement”) have been indefinitely delayed. Shareholders will be notified in advance if the changes announced in the October 1st Supplement will go into effect. Until further notice, the Fund will continue to invest in accordance with its current investment strategy as disclosed in the prospectuses and statement of additional information dated May 1, 2014.

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Forward Global Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ff_SupplementTextBlock

Forward Funds

Supplement dated October 16, 2014

to the

Summary Prospectus for Investor Class and Institutional Class Shares of the Forward Global

Dividend Fund, Summary Prospectus for Class A and Class C Shares of the Forward Global

Dividend Fund, Forward Funds Investor Class and Institutional Class Prospectus, Forward

Funds Class A, Class B, Class C and Advisor Class Prospectus and Forward Funds Statement of Additional Information

each dated May 1, 2014, as supplemented

The name, investment strategy, and benchmark changes announced in the supplement dated October 1, 2014 for the Forward Global Dividend Fund (the “October 1st Supplement”) have been indefinitely delayed. Shareholders will be notified in advance if the changes announced in the October 1st Supplement will go into effect. Until further notice, the Fund will continue to invest in accordance with its current investment strategy as disclosed in the prospectuses and statement of additional information dated May 1, 2014.

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